Income tax - Deferred income tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued liabilities and other payables	$ 177	$ 124
Derivative instruments	273	422
Other equipment	10	8
Tax credits carried forward	1,448	1,421
Tax loss carryforward	29	32
Valuation allowance	(29)	(32)
Deferred tax liabilities:
Accrued interest income	(5,300)	(4,575)
Accrued liabilities and other payables	(478)	(400)
Financing lease	(14,448)	(11,328)
Deferred tax assets (liabilities), net	$ (18,318)	$ (14,328)